SHARE CAPITAL	3 Months Ended
Mar. 31, 2023
SHARE CAPITAL

17. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the three months ended March 31, 2023,

●	The Company issued 63,657 common shares for the vesting of restricted share units.
●	The Company issued 8,000,000 common shares in a financing for $10,856,166 with share issuance costs of $1,206,040 for net proceeds of $9,650,126; and
●	The Company issued 650,729 common shares in an ATM financing for 1,748,946 with share issuance costs of $187,697 for net proceeds of $1,561,249.

During the year ended December 31, 2022,

●	The Company issued 16,538 common shares for the exercise of warrants for $92,292 with share issuance costs of $5,122 for net proceeds of $87,170.
●	The Company issued 12,500 common shares for the exercise of stock options for $26,875; and
●	The Company issued 1,072,595 common shares for the vesting of restricted share units.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

As at March 31, 2023, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	6.59	286,665	286,665
November 19, 2019	November 19, 2029	$2.50	6.64	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	7.09	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	7.09	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	2.26	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	7.66	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	7.85	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	2.94	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	8.08	147,666	50,326
September 9, 2021	September 9, 2026	$4.84	3.45	25,826	8,608
				877,157	752,599

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022 and March 31, 2023	877,157	$4.60

No options were granted by the Company during the three months ended March 31, 2023

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)

17. SHARE CAPITAL (CONT’D)

During the three months ended March 31, 2023, the Company recorded $103,012 (2022 - $297,566) in stock-based compensation in relation to the vesting of stock options. The fair values of stock options granted were estimated using the Black-Scholes option pricing model.

Restricted Share Units

During the three months ended March 31, 2023, the Company recorded share-based payment expense of $437,551 (2022 - $345,759) for RSUs, based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant.

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time.

As at March 31, 2023, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2021	514,832
Vested	(1,072,595)
Issued	1,820,972
Forfeited	(64,334)
Outstanding, December 31, 2022	1,198,875
Vested	(63,657)
Forfeited	(24,334)
Outstanding, March 31, 2023	1,110,884

Warrants

During the years ended December 31, 2021 and 2020, the Company issued warrants (“USD Warrants”) with a USD exercise price. Being in a foreign currency that is not the Company’s functional currency and these warrants were not issued in exchange for services, these USD Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, these USD Warrants are revalued on a quarterly basis to fair market value with the change in fair value being recorded profit or loss. The initial fair value of these USD Warrants was parsed out from equity and recorded as a financial liability.

To reach a fair value of the USD Warrants, a Black Scholes calculation is used, calculated in USD as the Company also trades on the Nasdaq. The Black Scholes value per USD Warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period from the Bank of Canada.

Warrant Derivative Liability

Balance at December 31, 2021	$4,865,772
Change in fair value of warrants outstanding	(4,865,772)
Balance at December 31, 2022 and March 31, 2023	$-

Derivative liability balance at	March 31, 2023	December 31, 2022
Contingent liability	$-	$57,314
Ending balance	$-	$57,314

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)

17. SHARE CAPITAL (CONT’D)

The contingent liability is related to an acquisition on March 22, 2021, whereby 1,200,000 warrants were issued and 900,000 were held in escrow and classified as a contingent liability that was to be released upon completion of the milestones. The warrants expired on March 25, 2023.

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price	Number of Warrants Outstanding at March 31, 2023	Fair Value at March 31, 2023	Number of Warrants Outstanding at December 31, 2022(5)	Fair Value at December 31, 2022
February 5, 2021 (1)	US$ 3.55	-	-	1,319,675	-
March 5, 2021 (2)	US$ 3.55	-	-	5,142,324	-
July 29, 2021 (3)	US$ 5.00	250,000	-	250,000	-
September 14, 2021 (4)	US$ 5.00	4,798	-	4,798	-
		254,798	$-	6,716,797	$-

1)	The warrants expired on February 5, 2023.
2)	The warrants expired on March 5, 2023.
3)	The warrants expire July 29, 2024.
4)	The warrants expire September 14, 2024.
5)	The number of warrants outstanding does not include the 1,200,000 warrants that are classified as a contingent liability.

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31, 2023	December 31, 2022
Risk free interest rate	-	4.07%
Expected volatility	-	91.66%-93.48%
Expected life	-	0.10-0.18 years
Expected dividend yield	-	0%

Volatility is calculated using the historical volatility method.

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.51
Expired	(481,484)	4.61
Outstanding, December 31, 2022	7,916,797	$5.08
Expired	(7,661,999)	5.89
Outstanding March 31, 2023	254,798	$6.23

As at March 31, 2023, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
July 29, 2021	July 29, 2024	US$ 5.00	250,000
September 14, 2021	September 14, 2024	US$ 5.00	4,798
			254,798

The weighted average remaining contractual life of warrants outstanding as of March 31, 2023, was 1.33 years (December 31, 2022 – 0.47 years).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)